Settlement Reserve Charge (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Settlement reserve charge	$ 206.3
Segment, Continuing Operations [Member]
Settlement reserve charge	$ 206.3